Taxes on Income	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 14:- TAXES ON INCOME

a.	Tax rates:

Taxable income of the Company and its Israeli subsidiary is subject to Israeli corporate tax at the rate of 23%. The Company and its Israeli subsidiary are also eligible for tax benefits as further described in note 14b.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Law”):

The Company’s production facilities in Israel have been granted “Beneficiary Enterprise” status under the Law. The Company and its Israeli subsidiary have been granted benefits under the “Alternative Benefit Track” under which the main benefits are a tax exemption for undistributed income and a reduced tax rate.

The Company and its Israeli subsidiary began to utilize such tax benefits in 2010. The entitlement to the above benefits was limited to the end of 2019, and was conditional upon the Company and its Israeli subsidiary fulfilling the conditions stipulated by the Law and related regulations. In the event of failure to comply with these conditions, the benefits may be partially or fully canceled and the Company or its Israeli subsidiary may be required to refund the amount of the benefits, in whole or in part, plus a consumer price index linkage adjustment and interest.

In the event of distribution of any dividends, the amount distributed which is allocated to the above-mentioned tax-exempt income, on a prorate basis, will be subject to the same reduced corporate tax rate that would have been applied to the Beneficiary Enterprise’s income.

In addition, tax-exempt income attributed to the Beneficiary Enterprise will subject the Company to taxes upon distribution in any manner including complete liquidation.

On November 15, 2021, a new amendment of the Law was enacted harshening the rules with respect to determining the profits from which a dividend was distributed and providing that part of any dividend distribution will be deemed as distributed from the Trapped Profits, according to a certain formula. The Israeli government agreed to grant relief of 30%-60% on the amount of tax which should have been paid on distributable earnings in order to encourage companies to pay the reduced taxes during the next 12 months (the “Temporary Order”). The Temporary Order provides partial relief from Israeli corporate income tax for companies which opt to enjoy the privilege, on a linear basis: greater release of “trapped” earnings will result in a higher relief from corporate income tax. According to the new linear statutory formula, the corporate income tax to be paid, would vary from 6% to 17.5% effective tax rate (depends on the company’s corporate tax rate in the year in which the income was derived and the amount of “trapped” retained earnings elected to be relieved), without taking into account the 20% dividend withholding tax (which should be levied only upon actual distribution, if any). The reduced corporate tax is payable within 30 days of making the election. The new Temporary Order does not require the actual distribution of the retained earnings, nor does it provide any relief from the 20% dividend withholding tax.

The partial corporate income tax relief was available to companies that elected to implement the temporary reduced tax relief by November 15, 2023 in respect of its exempt retained earnings, provided that up to 30% (the exact rate is calculated by a new statutory formula) of the “released” earnings are re-invested in Israel in at least one of the following: Industrial activities, Research and development activities, Assets used by the company, salaries of newly recruited employees, for a period of up to 5 years.

During November 2022, the Company applied the Temporary Order to its exempt profits accrued prior to 2022 by the Company and its Israeli subsidiary. Consequently, the Company paid $11,485 corporate tax on exempt income of $133,751.

The Company’s Israeli subsidiary elected to apply the Preferred Enterprise regime under the January 2011 amendment to the Law as of the 2013 tax year. The election is irrevocable. Under the Preferred Enterprise regime, a preferred income of an Enterprise located in the center of Israel is subject to the tax rate of 16%.

The 2017 Amendment provides that a technology company satisfying certain conditions will qualify as a Preferred Technology Enterprise and will thereby enjoy a reduced corporate tax rate of 12% on income that qualifies as “Preferred Technology Income”, as defined in the Law. The tax rate is further reduced to 7.5% for a Preferred Technology Enterprise located in development zone A. These corporate tax rates shall apply only with respect to the portion of the Preferred Technology Income derived from R&D developed in Israel. In addition, a Preferred Technology Company will enjoy a reduced corporate tax rate of 12% on capital gain derived from the sale of certain “Benefitted Intangible Assets” (as defined in the Law) to a related foreign company if the Benefitted Intangible Assets were acquired from a foreign company on or after January 1, 2017 for at least NIS 200 million, and the sale receives prior approval from the National Authority for Technological Authority (previously known as the Israeli Office of the Chief Scientist), referred to as the Innovation Authority.

Dividends distributed by a Preferred Technology Enterprise, paid out of Preferred Technology Income, are generally subject to withholding tax at source at the rate of 20% or such lower rate as may be provided in an applicable tax treaty (subject to the receipt in advance of a valid certificate from the Israel Tax Authority allowing for a reduced tax rate). However, if such dividends are paid to an Israeli company, no tax is required to be withheld (although, if such dividends are subsequently distributed from such Israeli company to individuals or a non-Israeli company, withholding tax at a rate of 20% or such lower rate as may be provided in an applicable tax treaty will apply).

The Company and its Israeli subsidiary believe they meet the conditions for “Preferred Technological Enterprises”, and are subject to a tax rate of 12% on income that qualifies as “Preferred Technology Income”, as defined in the Law. The tax rate for a Preferred Technological Enterprises located in development zone A is 7.5%.

From time to time, the Israeli Government discusses reducing the benefits available to companies under the Law. The termination or substantial reduction of any of the benefits available under the Law could materially increase the Company’s tax liabilities.

c.	Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

Each of the Company and its Israeli subsidiary is an “Industrial Company” as defined by the Israeli Law for the Encouragement of Industry Taxation), 1969, and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes. In addition, these Israeli companies are eligible to submit consolidated tax returns, allowing the offsetting of losses between the entities.

d.	Income taxes of non-Israeli subsidiaries:

The Company’s non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

Taxes were not provided for undistributed earnings of the Company’s foreign subsidiaries. The Company’s board of directors has determined that the Company does not currently intend to distribute any amounts of its undistributed earnings as a dividend. The Company intends to reinvest these earnings indefinitely in the foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed into Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

The amount of undistributed earnings of foreign subsidiaries that are considered to be reinvested as of December 31, 2024 was $14,476. If these undistributed earnings are distributed, they would be taxed at the corporate tax rate applicable to such income, and $2,529 of additional taxes would be incurred as of December 31, 2024.

e.	Tax assessments:

The Company and its Israeli subsidiary received final tax assessments through 2021. The U.S subsidiary, Tesoma GmbH and German subsidiary received final tax assessments through 2018, 2019 and 2020, respectively, and the Hong Kong, Japan and U.K subsidiaries have not received a final tax assessment since inception.

f.	Carryforward losses for tax purposes:

As of December 31, 2024, the Company and its Israeli subsidiary have carryforward tax losses of approximately $201,526, which can be carried forward indefinitely.

As of December 31, 2024, Custom Gateway Ltd has carryforward tax losses of approximately $9,286.

As of December 31, 2024, Tesoma GmbH has carryforward tax losses of approximately $7,114.

g.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s and its subsidiaries’ deferred tax liabilities and assets are as follows:

	December 31,
	2024	2023

Deferred tax assets:
Carryforward tax losses	$19,463	$13,733
Share-based compensation expenses	3,357	2,697
Research and development carryforward expenses	2,597	3,329
Allowance and other reserves	5,975	7,812
Operating lease liabilities	2,662	3,340

Total gross deferred tax assets	34,054	30,911

Less, Valuation Allowance	(30,106)	(26,326)

Total deferred tax assets	3,948	4,585

Deferred tax liabilities:
Operating lease ROU assets	(2,721)	(3,184)
Intangible assets	(1,015)	(1,253)
Others	(212)	(148)

Total gross deferred tax liabilities	(3,948)	(4,585)

Net deferred tax assets (liabilities)	$-	$-

In assessing the ability to realize deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based on the available evidence, management believes that it is more likely than not that its deferred tax assets will not be realized and , accordingly, a valuation allowance has been provided.

Loss before income taxes is comprised as follows:

	Year Ended December 31,
	2024	2023	2022

Domestic	$(13,859)	$(62,734)	$(58,085)
Foreign	(1,106)	(647)	1,585

Loss before income taxes	$(14,965)	$(63,381)	$(56,500)
h.	Taxes on income (tax benefits) are comprised as follows:

	Year Ended December 31,
	2024	2023	2021

Current taxes	$1,835	$1,463	$12,619
Deferred taxes	-	(493)	9,946

	$1,835	$970	$22,565

Domestic	$117	$(16)	$20,400
Foreign	1,718	986	2,165

	$1,835	$970	$22,565

	Year Ended December 31,
	2024	2023	2022
Domestic taxes:

Current taxes	$117	$174	$11,119
Deferred taxes	-	(190)	9,281

	117	(16)	20,400

Foreign taxes:

Current taxes	1,718	1,289	1,500
Deferred taxes	-	(303)	665

	1,718	986	2,165

Taxes on income	$1,835	$970	$22,565

i.	Uncertain tax positions:

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	December 31,
	2024	2023

Beginning of year	$568	$394
Additions related to tax positions taken during current year	41	174

Balance at December 31(*)	$609	$568

(*)	As of December 31, 2024 and 2023, unrecognized tax benefits in an amount of $256 in both years, were presented as a reduction from deferred taxes.

The amount of the unrecognized tax benefits could affect the Company’s income tax provision and the effective tax rate.

Exchange rate differences are recorded within financial income, net, while interest is recorded within income tax expense.

The final tax outcome of the Company’s tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

j.	A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year Ended December 31,
	2024	2023	2022

Loss before taxes, as reported in the consolidated statements of operations	$(14,965)	$(63,381)	$(56,500)

Theoretical tax benefit at the Israeli statutory tax rate	(3,441)	(14,578)	(12,995)
Beneficiary enterprise income	2,148	9,724	9,003
Tax adjustment in respect of different tax rate of foreign subsidiaries	(36)	225	639
Non-deductible expenses and other permanent differences	368	143	(289)
Share based compensation	1,210	1,004	541
Increase (decrease) in other uncertain tax positions, net	41	174	(639)
Taxes related to prior years (see also note 14b)	347	(61)	11,471
Losses and timing differences for which valuation allowance was provided, net	1,545	4,819	15,727
Others	(347)	(480)	(893)

Actual tax expense	$1,835	$970	$22,565